CONSOLIDATED STATEMENT OF EQUITY - USD ($) $ in Millions	Total IBM Stockholders' Equity Cumulative Effect, Period of Adoption, Adjustment	Total IBM Stockholders' Equity	Common Stock and Additional Paid-in Capital	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income/(Loss)	Non-Controlling Interests	Cumulative Effect, Period of Adoption, Adjustment	Total
Balance at the Beginning of the Period at Dec. 31, 2019	$ (66)	$ 20,841	$ 55,895	$ (66)	$ 162,954	$ (169,413)	$ (28,597)	$ 144	$ (66)	$ 20,985
Net income/(loss) plus other comprehensive income/(loss):
Net income		5,590			5,590					5,590
Other comprehensive income/(loss)		(740)					(740)			(740)
Total comprehensive income/(loss)		4,850								4,850
Cash dividends paid - common stock		(5,797)			(5,797)					(5,797)
Common stock issued under employee plans		661	661							661
Purchases and sales of treasury stock under employee plans - net		110			36	74				110
Changes in noncontrolling interests								(15)		(15)
Balance at the End of the Period at Dec. 31, 2020		20,597	56,556		162,717	(169,339)	(29,337)	129		20,727
Net income/(loss) plus other comprehensive income/(loss):
Net income		5,743			5,743					5,743
Other comprehensive income/(loss)		4,839					4,839			4,839
Total comprehensive income/(loss)		10,582								10,582
Cash dividends paid - common stock		(5,869)			(5,869)					(5,869)
Common stock issued under employee plans		762	762							762
Purchases and sales of treasury stock under employee plans - net		(31)			22	(53)				(31)
Separation of Kyndryl		(7,140)			(8,404)		1,264	(62)		(7,203)
Changes in noncontrolling interests								28		28
Balance at the End of the Period at Dec. 31, 2021		18,901	57,319		154,209	(169,392)	(23,234)	95		18,996
Net income/(loss) plus other comprehensive income/(loss):
Net income		1,639			1,639					1,639
Other comprehensive income/(loss)		6,494					6,494			6,494
Total comprehensive income/(loss)		8,134								8,134
Cash dividends paid - common stock		(5,948)			(5,948)					(5,948)
Common stock issued under employee plans		962	962							962
Purchases and sales of treasury stock under employee plans - net		(104)			(12)	(92)				(104)
Other equity		0	63		(63)					0
Changes in noncontrolling interests								(18)		(18)
Balance at the End of the Period at Dec. 31, 2022		$ 21,944	$ 58,343		$ 149,825	$ (169,484)	$ (16,740)	$ 77		$ 22,021